Note 2 - Assets Held for Sale (Details Textual) - USD ($)			12 Months Ended
	Nov. 29, 2018	Sep. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Assets Held-for-sale, Not Part of Disposal Group, Current, Total			$ 3,666,753
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 23,900	$ 1,817	$ 2,000
Chief Technology Officer, Director, and Substantial Shareholder [Member] | Tulsat [Member]
Lessee, Operating Lease, Term of Contract		10 years
Lessee, Operating Lease, Monthly Rent		$ 44,000
Lessee, Operating Lease, Yearly Rent		$ 528,000
Subsequent Event [Member] | Chief Technology Officer, Director, and Substantial Shareholder [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 5,000,000
Deferred Gain on Sale of Property	$ 1,400,000